SITE CLOSURE PROVISIONS	12 Months Ended
Dec. 31, 2022
SITE CLOSURE PROVISIONS
SITE CLOSURE PROVISIONS
25.	SITE CLOSURE PROVISIONS

		Cerro Quema	Nevada
	Camino Rojo	Project	projects	Total
At December 31, 2020	$175	$343	$—	$518
Change in estimated cash flows resulting from current activities	4,738	—	—	4,738
Accretion during the period	223	—	—	223
Foreign exchange	(19)	—	—	(19)
At December 31, 2021	5,117	343	—	5,460
Acquisition of Gold Standard (note 13)	—	—	1,603	1,603
Changes in cost estimates	351	—	—	351
Change in estimated cash flows resulting from current activities	427	—	—	427
Remediation activities conducted during the period	(88)	—	—	(88)
Accretion during the period (note 10)	494	—	14	508
At December 31, 2022	$6,301	$343	$1,617	$8,261

Current	$—	$—	$—	$—
Non-current	6,301	343	1,617	8,261
	$6,301	$343	$1,617	$8,261

		Cerro Quema	Nevada
	Camino Rojo	Project	projects
Estimated settlement dates	2033 to 2047	—	2034
Undiscounted risk-adjusted cash flows	$8,644	$343	$1,724
Inflation rate	7.0%	—	2.7%
Discount rate	9.6%	—	3.2%